Organization and Reorganization - Summary of Major Subsidiaries Consolidated Vies and Vies Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2021
Lizhi Inc [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	British Virgin Islands, Y2010
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Lizhi Holding Limited [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Hong Kong, China Y2010
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Beijing Hongyiyichuang Information Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Beijing, China Y2011
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services, advertising service
TIYA INC. Tiya Cayman [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Cayman Islands, Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
TIYA INC Tiya BVI [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	British Virgin Islands, Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Tiya Holding Limited [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Hong Kong, China Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
TIYA PTE. LTD.[Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Singapore Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Audio entertainment business and others
NASHOR PTE. LTD. [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Singapore Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Audio entertainment business and others
Guangzhou Tiya Information Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Guangzhou, China Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technical support and consulting services
Tiya Inc.[Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	USA Y2020
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Audio entertainment business and others
Guangzhou Lizhi Network Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Guangzhou, China Y2007
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Audio entertainment and podcast business
Guangzhou Huanliao Network Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Guangzhou, China Y2016
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Audio entertainment business and others
Changsha Limang Interaction Entertainment Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Changsha, China Y2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Audio entertainment business and others
Huaian Lizhi Network Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Huai’an, China Y2015
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Audio entertainment business and others
Wuhan Lizhi Network Technology Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Wuhan, China Y2017
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Audio entertainment business and others
Chongqing Piwan Network Technology Co Ltd [Member]
Variable Interest Entity [Line Items]
Place and year of incorporation	Chongqing, China Y2019
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Audio entertainment business and others